(Loss) Income per Share - Summary of Reconciliation of Net Income (Loss) Per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended		12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024	May 31, 2025	May 31, 2024
Numerator:
Net (loss) income	$ (5,540)	$ 19,227	$ 3,745	$ (49,841)
Less: Accrued preferred stock dividends	(373)	(372)	(1,483)	(1,483)
Basic net (loss) income applicable to common stockholders	(5,913)	18,855	$ 2,261	$ (51,324)
Reallocation of undistributed earnings as a result of conversion of preferred stock		372
Diluted net (loss) income applicable to common stockholders	$ (5,913)	$ 19,227
Denominator:
Basic weighted average common shares outstanding	1,252,551	1,135,043	1,205,755	969,509
Effect of dilutive securities:
Warrant exercises		25,450	34,821
Preferred stock conversions		37,794
Option exercises			2,346
Diluted weighted average common shares outstanding	1,252,551	1,198,287	1,242,922	969,509
Basic (loss) income per share	$ 0	$ 0.02	$ 0	$ (0.05)
Diluted (loss) income per share	$ 0	$ 0.02	$ 0	$ (0.05)